Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Cost	Jun. 30, 2012 Accumulated Depreciation	Jun. 30, 2012 Net Book Value
Property, Plant and Equipment [Line Items]
Balance at December 31, 2011	$ 4,479,597	$ 4,538,838	$ 4,889,606	$ (350,768)	$ 4,538,838
Additions			51,010	0	51,010
Disposal			(3)	0	(3)
Depreciation			0	(110,248)	(110,248)
Balance at June 30, 2012	$ 4,479,597	$ 4,538,838	$ 4,940,613	$ (461,016)	$ 4,479,597